General and administrative	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
General and administrative [Text Block]
12.	General and administrative

Components of general and administrative expenses for the years ended December 31 were as follows:

	2017	2016
	$	$

General and administrative expenses, excluding the below items	1,469	1,790
Salaries, fees and short-term benefits	2,038	1,824
Change in fair value of deferred share units	10	(178)
Share-based compensation	344	497
	3,861	3,933